STOCK-BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Waldencast plc
Number of Common Stock Options
Beginning balance (in shares)		20,452,155
Granted (in shares)		0
Exercised (in shares)		0
Forfeited (in shares)		(1,536,797)
Ending balance (in shares)		18,915,358	20,452,155
Exercisable (in shares)		7,227,202
Vested and expected to vest (in shares)		18,915,358
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 9.50
Granted (in dollars per share)		0
Exercised (in dollars per share)		0
Forfeited (in dollars per share)		5.39
Ending balance (in dollars per share)		9.10	$ 9.50
Exercisable (in dollars per share)		6.11
Vested and expected to vest (in dollars per share)		$ 9.10
Weighted Average Remaining Contractual Life (in years)
Outstanding (in years)		7 years 3 months 18 days	8 years 3 months 18 days
Exercisable (in years)		6 years 1 month 6 days
Vested and expected to vest (in years)		7 years 3 months 18 days
Aggregate intrinsic Value (in thousands)
Outstanding		$ 47,792	$ 39,118
Exercisable		34,935
Vested and expected to vest		$ 47,792
Obagi Cosmeceuticals
Number of Common Stock Options
Beginning balance (in shares)	800,000		800,000	0
Granted (in shares)	0			800,000
Exercised (in shares)	0			0
Forfeited (in shares)	(25,200)			0
Vested (in shares)	0			0
Ending balance (in shares)	774,800			800,000
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 41.10		$ 41.10	$ 0
Granted (in dollars per share)	0			41.10
Exercised (in dollars per share)	0			0
Forfeited (in dollars per share)	41.10			0
Vested (in dollars per share)	0			0
Ending balance (in dollars per share)	$ 41.10			$ 41.10
Weighted Average Remaining Contractual Life (in years)
Outstanding (in years)	8 years 6 months			9 years 1 month 6 days
Granted (in years)				9 years 1 month 6 days
Forfeited (in years)	8 years 7 months 6 days
Aggregate intrinsic Value (in thousands)
Outstanding	$ 19,659			$ 16,456	$ 0
Granted				$ 16,456
Forfeited	$ 639